As filed with the Securities and Exchange Commission on January 20, 2016

1933 Act Registration File No.   333-40128
1940 Act File No. 811-09997

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	72	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	74	[	X	]

(Check appropriate box or boxes.)

BAIRD FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

777 East Wisconsin Avenue
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (414) 765-3500

Charles M. Weber, Esq.
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copy to:
Carol A. Gehl, Esq.
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI 53202

It is proposed that this filing will become effective (check appropriate box)

[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This PEA No. 72 hereby incorporates Parts A, B and C from the Fund’s PEA No. 71 on Form N-1A filed December 30, 2015.  This PEA No. 72 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 71.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 72 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 72 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and the State of Wisconsin on January 20, 2016.

BAIRD FUNDS, INC. Registrant By: /s/ Mary Ellen Stanek__________ Mary Ellen Stanek President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 72 to its Registration Statement has been signed below on January 20, 2016, by the following persons in the capacities indicated.

Signature	Title

/s/ Mary Ellen Stanek	President (Principal Executive Officer)
Mary Ellen Stanek

/s/ Terrance P. Maxwell	Treasurer (Principal Financial and Accounting Officer)
Terrance P. Maxwell

/s/ John W. Feldt*	Director
John W. Feldt

/s/ G. Frederick Kasten, Jr.*	Director
G. Frederick Kasten, Jr.

/s/ Cory L. Nettles*	Director
Cory L. Nettles

/s/ Marlyn J. Spear*	Director
Marlyn J. Spear

/s/ Frederick P. Stratton, Jr.*	Director
Frederick P. Stratton, Jr.

*By: /s/ Mary Ellen Stanek
Mary Ellen Stanek President and Attorney-In-Fact

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE